Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

November 30, 2019

AMOR-QTLY-0120
1.813053.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 34.4%
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (a)(b)	45	47
12 month U.S. LIBOR + 1.490% 4.234% 1/1/35 (a)(b)	44	46
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (a)(b)	21	21
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (a)(b)	108	113
12 month U.S. LIBOR + 1.650% 4.442% 11/1/36 (a)(b)	11	11
12 month U.S. LIBOR + 1.685% 4.56% 4/1/36 (a)(b)	45	47
12 month U.S. LIBOR + 1.690% 4.415% 8/1/35 (a)(b)	109	114
12 month U.S. LIBOR + 1.730% 4.695% 7/1/35 (a)(b)	11	12
12 month U.S. LIBOR + 1.750% 4.064% 8/1/41 (a)(b)	35	36
12 month U.S. LIBOR + 1.750% 4.631% 3/1/40 (a)(b)	37	38
12 month U.S. LIBOR + 1.800% 4.235% 12/1/40 (a)(b)	887	922
12 month U.S. LIBOR + 1.800% 4.784% 1/1/42 (a)(b)	54	56
12 month U.S. LIBOR + 1.818% 4.931% 2/1/42 (a)(b)	65	67
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (a)(b)	7	7
12 month U.S. LIBOR + 1.870% 3.75% 10/1/36 (a)(b)	122	127
U.S. TREASURY 1 YEAR INDEX + 1.720% 4.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (a)(b)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.27% 6/1/36 (a)(b)	91	95
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.266% 10/1/33 (a)(b)	15	15
2.5% 12/1/22 to 10/1/37	18,010	18,081
3% 8/1/27 to 11/1/49 (c)(d)	100,355	102,999
3.5% 7/1/32 to 11/1/49 (c)(d)	65,027	68,011
4% 5/1/29 to 11/1/49	57,477	60,368
4.5% 5/1/25 to 9/1/49	18,501	19,906
5% 5/1/20 to 2/1/49	5,795	6,354
5.248% 8/1/41 (a)	397	433
5.5% 4/1/39 to 9/1/39	1,057	1,188
6.5% 12/1/23 to 5/1/38	371	418
6.528% 2/1/39 (a)	341	368
7% 9/1/21 to 5/1/30	334	375
7.5% 8/1/22 to 9/1/32	270	314
8% 12/1/29 to 3/1/37	11	14
8.5% 2/1/22 to 3/1/23	14	15
9% 10/1/30	85	99
9.5% 6/1/22 to 8/1/22	0	0
		280,730
Freddie Mac - 24.1%
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (a)(b)	89	92
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	26	27
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (a)(b)	130	135
12 month U.S. LIBOR + 1.750% 4.25% 12/1/40 (a)(b)	378	391
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (a)(b)	28	29
12 month U.S. LIBOR + 1.880% 4.434% 10/1/42 (a)(b)	73	75
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (a)(b)	153	160
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (a)(b)	38	39
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (a)(b)	81	85
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (a)(b)	0	1
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (a)(b)	27	28
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (a)(b)	38	40
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	10	10
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (a)(b)	179	186
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (a)(b)	31	32
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (a)(b)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.231% 4.731% 5/1/34 (a)(b)	2	3
2.5% 8/1/23 to 12/1/34	19,976	20,232
3% 4/1/32 to 10/1/49	17,289	17,803
3.5% 3/1/32 to 3/1/48	66,191	69,448
3.5% 8/1/47	84	88
4% 1/1/36 to 6/1/48	50,056	53,229
4% 4/1/48	189	197
4.5% 7/1/25 to 12/1/48	23,702	25,443
5% 7/1/33 to 7/1/41	1,770	1,942
5.5% 3/1/20 to 10/1/39	2,939	3,277
6% 6/1/20 to 6/1/39	669	756
6.5% 4/1/21 to 9/1/39	1,071	1,205
7% 6/1/21 to 9/1/36	464	528
7.5% 1/1/27 to 7/1/34	664	768
9% 9/1/20 to 5/1/21	0	0
		196,257
Ginnie Mae - 39.4%
3% 6/15/42 to 6/20/48	7,758	8,014
3.5% 9/20/40 to 8/20/47	70,573	74,008
4% 7/20/33 to 5/20/49	45,380	48,233
4.5% 8/15/33 to 6/20/48	23,247	25,036
5.5% 12/15/38 to 9/15/39	327	368
6.5% 10/15/34 to 7/15/36	99	114
7% 2/15/24 to 4/20/32	396	449
7.5% 2/15/22 to 12/15/29	98	109
8% 6/15/21 to 12/15/25	38	41
8.5% 11/15/27 to 10/15/28	43	49
3% 12/1/49 (e)	42,900	44,090
3% 12/1/49 (e)	37,200	38,232
3% 12/1/49 (e)	29,125	29,933
3% 12/1/49 (e)	6,500	6,680
3% 12/1/49 (e)	600	617
3% 12/1/49 (e)	1,775	1,824
3% 12/1/49 (e)	1,700	1,747
3% 12/1/49 (e)	600	617
3% 12/1/49 (e)	7,150	7,348
3% 12/1/49 (e)	2,425	2,492
3.5% 12/1/49 (e)	10,600	10,955
3.5% 12/1/49 (e)	8,800	9,095
3.5% 12/1/49 (e)	7,400	7,648
5% 9/20/33 to 4/20/48	3,528	3,863
		321,562
Uniform Mortgage Backed Securities - 9.3%
3% 12/1/49 (e)	10,100	10,243
3% 12/1/49 (e)	6,500	6,592
3% 12/1/49 (e)	15,200	15,415
3.5% 12/1/49 (e)	33,250	34,133
3.5% 12/1/49 (e)	1,200	1,232
4% 12/1/49 (e)	7,600	7,885
		75,500
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $864,291)		874,049

Asset-Backed Securities - 4.5%
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.068% 10/25/35 (a)(b)	$1,374	$1,370
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (a)(b)(f)	2,391	2,416
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (f)	927	932
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (f)	1,502	1,516
Series 2019-HP1 Class A, 2.59% 12/15/26 (f)	1,600	1,600
Series 2019-P1 Class A, 2.94% 7/15/26 (f)	501	503
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (f)	1,368	1,368
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,023	4,434
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	21	6
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.409% 4/10/31 (a)(b)(f)	1,094	1,094
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	538	557
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	934	935
Series 2018-3A Class A 3.5545% 11/25/28 (f)	3,119	3,113
Series 2019-1A Class A, 2.6513% 6/25/29 (f)	2,770	2,772
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(f)	3,969	3,974
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.7396% 7/25/25 (a)(b)	124	125
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (f)	301	302
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.138% 5/25/35 (a)(b)	26	26
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	846	880
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	4,259	4,383
Series 2019-1 Class A1, 3.75% 3/25/58 (f)	1,670	1,741
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (f)	2,667	2,675
Series 2019-1A Class A, 3.48% 3/15/25 (f)	234	235
TOTAL ASSET-BACKED SECURITIES
(Cost $36,242)		36,957

Collateralized Mortgage Obligations - 7.4%
Private Sponsor - 7.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (a)(b)(f)	1,132	1,118
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	$76	$76
Series 2012-RR5 Class 8A5, 2.0464% 7/26/36 (a)(f)	208	206
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(f)	110	111
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	1,784	1,808
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (f)	602	609
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(f)	1,363	1,319
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(f)	139	134
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.392% 12/25/33 (a)(g)(h)	125	32
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	207	225
Series 1999-32 Class PL, 6% 7/25/29	201	221
Series 1999-33 Class PK, 6% 7/25/29	149	162
Series 2001-52 Class YZ, 6.5% 10/25/31	18	21
Series 2005-39 Class TE, 5% 5/25/35	327	354
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.1092% 8/25/35 (a)(h)	16	20
Series 2012-149:
Class DA, 1.75% 1/25/43	161	159
Class GA, 1.75% 6/25/42	169	166
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	210	230
Series 2001-31 Class ZC, 6.5% 7/25/31	94	106
Series 2002-16 Class ZD, 6.5% 4/25/32	36	42
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.842% 11/25/32 (a)(g)(h)	77	11
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	205	16
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.932% 12/25/36 (a)(g)(h)	80	19
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.732% 5/25/37 (a)(g)(h)	47	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.9687% 9/25/23 (a)(h)	8	9
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.392% 3/25/33 (a)(g)(h)	35	7
Series 2005-79 Class ZC, 5.9% 9/25/35	231	264
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.372% 6/25/37 (a)(h)	165	335
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 29.352% 7/25/37 (a)(h)	48	84
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.642% 3/25/38 (a)(g)(h)	254	47
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.342% 12/25/40 (a)(g)(h)	239	42
Class ZA, 4.5% 12/25/40	121	135
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	223	16
Series 2010-150 Class ZC, 4.75% 1/25/41	891	1,003
Series 2010-95 Class ZC, 5% 9/25/40	1,902	2,148
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	18	0
Series 2011-4 Class PZ, 5% 2/25/41	390	452
Series 2011-67 Class AI, 4% 7/25/26 (g)	66	5
Series 2011-83 Class DI, 6% 9/25/26 (g)	48	3
Series 2012-100 Class WI, 3% 9/25/27 (g)	679	53
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (a)(g)(h)	241	23
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (a)(g)(h)	285	30
Series 2013-133 Class IB, 3% 4/25/32 (g)	482	32
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (a)(g)(h)	225	37
Series 2013-51 Class GI, 3% 10/25/32 (g)	201	17
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.012% 6/25/35 (a)(g)(h)	250	49
Series 2015-42 Class IL, 6% 6/25/45 (g)	1,030	212
Series 2015-70 Class JC, 3% 10/25/45	1,273	1,311
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	560	115
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	1,196	1,195
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	238	259
Series 2104 Class PG, 6% 12/15/28	67	73
Series 2121 Class MG, 6% 2/15/29	97	106
Series 2154 Class PT, 6% 5/15/29	171	189
Series 2162 Class PH, 6% 6/15/29	23	25
Series 2520 Class BE, 6% 11/15/32	133	148
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8346% 3/15/23 (a)(g)(h)	4	0
Series 2693 Class MD, 5.5% 10/15/33	2,107	2,353
Series 2802 Class OB, 6% 5/15/34	404	436
Series 3002 Class NE, 5% 7/15/35	202	216
Series 3189 Class PD, 6% 7/15/36	182	210
Series 3415 Class PC, 5% 12/15/37	56	61
Series 3786 Class HI, 4% 3/15/38 (g)	181	7
Series 3806 Class UP, 4.5% 2/15/41	569	606
Series 3832 Class PE, 5% 3/15/41	762	828
Series 4135 Class AB, 1.75% 6/15/42	128	126
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	32	35
Series 2135 Class JE, 6% 3/15/29	120	132
Series 2274 Class ZM, 6.5% 1/15/31	63	71
Series 2281 Class ZB, 6% 3/15/30	43	47
Series 2357 Class ZB, 6.5% 9/15/31	125	143
Series 2502 Class ZC, 6% 9/15/32	118	131
Series 3871 Class KB, 5.5% 6/15/41	719	828
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8346% 2/15/36 (a)(g)(h)	64	14
Series 1658 Class GZ, 7% 1/15/24	101	106
Series 2013-4281 Class AI, 4% 12/15/28 (g)	447	28
Series 2017-4683 Class LM, 3% 5/15/47	1,092	1,107
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.4346% 11/15/31 (a)(g)(h)	418	60
Series 2587 Class IM, 6.5% 3/15/33 (g)	64	14
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.325% 8/15/24 (a)(h)	2	2
Class SD, 86.400% - 1 month U.S. LIBOR 63.5001% 8/15/24 (a)(h)	2	3
Series 2933 Class ZM, 5.75% 2/15/35	519	606
Series 2935 Class ZK, 5.5% 2/15/35	673	744
Series 2947 Class XZ, 6% 3/15/35	284	319
Series 2996 Class ZD, 5.5% 6/15/35	363	417
Series 3237 Class C, 5.5% 11/15/36	540	610
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.8946% 11/15/36 (a)(g)(h)	198	42
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.9846% 3/15/37 (a)(g)(h)	277	62
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.9946% 4/15/37 (a)(g)(h)	385	88
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8146% 6/15/37 (a)(g)(h)	180	35
Series 3949 Class MK, 4.5% 10/15/34	147	155
Series 3955 Class YI, 3% 11/15/21 (g)	145	3
Series 4055 Class BI, 3.5% 5/15/31 (g)	437	32
Series 4149 Class IO, 3% 1/15/33 (g)	94	11
Series 4314 Class AI, 5% 3/15/34 (g)	143	12
Series 4427 Class LI, 3.5% 2/15/34 (g)	782	74
Series 4471 Class PA 4% 12/15/40	1,285	1,322
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9275% 6/16/37 (a)(g)(h)	98	21
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.1349% 7/20/60 (a)(b)(i)	200	199
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.2973% 9/20/60 (a)(b)(i)	239	238
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.2973% 8/20/60 (a)(b)(i)	265	264
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.4973% 4/20/61 (a)(b)(i)	97	97
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (a)(b)(i)	21	21
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (a)(h)	1,013	1,194
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	144	12
Series 2016-69 Class WA, 3% 2/20/46	670	681
Series 2017-134 Class BA, 2.5% 11/20/46	182	183
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	151	169
Series 2004-24 Class ZM, 5% 4/20/34	315	345
Series 2010-160 Class DY, 4% 12/20/40	2,028	2,201
Series 2010-170 Class B, 4% 12/20/40	453	491
Series 2017-139 Class BA, 3% 9/20/47	2,626	2,655
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7375% 5/16/34 (a)(g)(h)	172	32
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4375% 8/17/34 (a)(g)(h)	66	15
Series 2011-52 Class HI, 7% 4/16/41 (g)	684	148
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9375% 6/16/42 (a)(g)(h)	316	63
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3685% 4/20/39 (a)(h)	225	231
Class ST, 8.800% - 1 month U.S. LIBOR 6.5018% 8/20/39 (a)(h)	793	822
Series 2013-149 Class MA, 2.5% 5/20/40	2,365	2,395
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	1,610	1,610
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	726	726
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (a)(b)(i)	3,469	3,459
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(f)	806	805
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(f)	1,130	1,130
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (a)(b)(f)	243	242
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(f)	608	608
Series 2019-2A Class 1A, 2.71% 12/22/69 (f)	1,972	1,982
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (a)(b)	80	80
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(f)	2,699	2,699
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(f)	330	330
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (f)	412	416
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(f)	1,433	1,431
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (a)(b)	1,376	1,385
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.7874% 9/25/33 (a)	202	202
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (f)	375	375
		57,652
U.S. Government Agency - 0.3%
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	68	17
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	45	9
Class 13, 6% 3/25/34 (g)	62	12
Series 359 Class 19, 6% 7/25/35 (a)(g)	38	9
Series 384 Class 6, 5% 7/25/37 (g)	138	27
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	96	107
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,575	1,683
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	385	406
		2,270
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $59,228)		59,922

Commercial Mortgage Securities - 7.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (a)(g)	6	0
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (f)	525	541
Series 2019-BPR Class BNM, 3.465% 11/5/32 (f)	118	122
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (f)	718	722
Series 2018-C2 Class A5, 4.314% 12/15/51	1,115	1,260
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7959% 12/15/61 (a)(g)	7,320	417
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(f)	390	390
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (a)(b)(f)	500	500
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(f)	1,308	1,310
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (a)(g)	17,343	721
Series 2016-P6 Class XA, 0.9411% 12/10/49 (a)(g)	17,568	609
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	304	313
Series 2014-CR20 Class XA, 1.179% 11/10/47 (a)(g)	4,197	178
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (a)(g)	14,792	433
Series 2014-UBS6 Class XA, 1.0469% 12/10/47 (a)(g)	10,605	378
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (a)(b)(f)	2,001	2,003
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(f)	9,093	9,106
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	710
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52	900	922
Freddie Mac sequential payer Series 2019-K101 Class A2, 2.524% 10/25/29	2,400	2,455
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	4,000	4,464
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (a)(b)(f)	9,113	9,082
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (a)(b)(f)	562	562
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	1,372	1,474
Series 2013-GC12 Class XA, 1.5573% 6/10/46 (a)(g)	5,421	220
Series 2014-GC20 Class XA, 1.2249% 4/10/47 (a)(g)	4,282	134
Series 2015-GC34 Class XA, 1.4711% 10/10/48 (a)(g)	8,845	523
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 0.9088% 4/15/47 (a)(g)	3,506	77
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	899	959
Class XAFX, 1.2948% 7/5/33 (a)(f)(g)	7,720	294
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2496% 10/15/48 (a)(g)	10,646	511
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 8/15/33 (a)(b)(f)	2,262	2,254
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(f)	1,484	1,484
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	1,140	1,175
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)	165	168
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(f)	82	83
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(f)	495	495
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (a)(b)(f)	2,917	2,922
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(f)	600	602
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2121% 12/15/50 (a)(g)	13,273	852
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(f)	1,215	1,229
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,458	1,516
Series 2015-C31 Class XA, 1.1727% 11/15/48 (a)(g)	9,069	449
Series 2017-C42 Class XA, 1.0374% 12/15/50 (a)(g)	15,540	930
Series 2018-C46 Class XA, 1.1114% 8/15/51 (a)(g)	10,254	592
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(f)	1,288	1,289
Series 2014-C24 Class XA, 0.9926% 11/15/47 (a)(g)	6,402	207
Series 2014-C25 Class A5, 3.631% 11/15/47	4,306	4,565
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (a)(g)	7,502	296
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,138)		62,498
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.61% (j)
(Cost $21,501)	21,496,753	21,501

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	$126
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	12,300	362
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	240
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,000	333
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	3,100	25
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	47
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	73
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	8,000	214
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	32
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	7,000	210

TOTAL PUT OPTIONS			1,662

Call Options - 0.4%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	111
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	12,300	337
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	237
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,000	785
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	3,100	210
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	309
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	501
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	8,000	241
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	272
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	7,000	185

TOTAL CALL OPTIONS			3,188

TOTAL PURCHASED SWAPTIONS
(Cost $4,382)			4,850
TOTAL INVESTMENT IN SECURITIES - 130.0%
(Cost $1,047,782)			1,059,777
NET OTHER ASSETS (LIABILITIES) - (30.0)%			(244,619)
NET ASSETS - 100%			$815,158

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 12/1/49	$(6,500)	$(6,680)
3% 12/1/49	(6,500)	(6,680)
3% 12/1/49	(3,500)	(3,597)
3% 12/1/49	(7,700)	(7,914)
3% 12/1/49	(16,500)	(16,958)

TOTAL GINNIE MAE		(41,829)

Uniform Mortgage Backed Securities
3% 12/1/49	(6,500)	(6,592)
3% 12/1/49	(8,600)	(8,722)
3% 12/1/49	(4,400)	(4,462)
3.5% 12/1/49	(3,200)	(3,285)
4% 12/1/49	(5,100)	(5,291)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(28,352)

TOTAL TBA SALE COMMITMENTS
(Proceeds $70,109)		$(70,181)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	$(102)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(145)

TOTAL PUT SWAPTIONS			(247)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	(344)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(58)

TOTAL CALL SWAPTIONS			(402)

TOTAL WRITTEN SWAPTIONS			$(649)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	March 2020	$1,126	$2	$2
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	181	March 2020	23,414	86	86
CBOT 2-Year U.S. Treasury Note Contracts (United States)	236	March 2020	50,878	25	25
CBOT 5-Year U.S. Treasury Note Contracts (United States)	246	March 2020	29,266	59	59
CBOT Long Term U.S. Treasury Bond Contracts (United States)	65	March 2020	10,333	(28)	(28)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	71	March 2020	10,098	2	2
TOTAL SOLD					144
TOTAL FUTURES CONTRACTS					$146

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 15.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$5,654	$(28)	$(40)	$(68)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,450	(27)	(6)	(33)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,600	(18)	(8)	(26)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,470	(7)	(8)	(15)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,800	(19)	7	(12)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,700	(18)	8	(10)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	746	(4)	(5)	(9)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,900	(39)	(27)	(66)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	8,000	(40)	(1)	(41)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,100	(15)	(21)	(36)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	4,100	(20)	19	(1)

TOTAL CREDIT DEFAULT SWAPS						$(235)	$(82)	$(317)

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$41,570	$(35)	$0	$(35)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	13,903	87	0	87

TOTAL INTEREST RATE SWAPS							$52	$0	$52

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $980,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $579,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,911,000 or 10.5% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$99
Total	$99

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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